Geographic areas (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Disaggregation of revenue
The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):
	Three months ended March 31,
	2023	2022
Type of products or services
QCaaS	$1,168	$1,384
Professional services	406	309
Other revenue	9	20
Total revenue, net	$1,583	$1,713
Timing of revenue recognition
Revenue recognized over the time	$1,542	$1,662
Revenue recognized at a point in time	41	51
Total revenue, net	$1,583	$1,713
The following table presents a summary of revenue by geography for the three months ended March 31, 2023 and 2022 (in thousands):
	Three months ended March 31,
	2023	2022
United States	$247	$777
Japan	308	434
Germany	288	263
United Kingdom	231	—
Other	509	239
Total revenue	$1,583	$1,713

The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):
	Year ended December 31,
	2022	2021	2020
Type of products or services
QCaaS	$5,616	$4,424	$4,313
Professional services	1,478	1,786	426
Other revenue	79	69	421
Total revenue, net	$7,173	$6,279	$5,160
	Year ended December 31,
	2022	2021	2020
Timing of revenue recognition
Revenue recognized over the time	$6,960	$6,090	$4,688
Revenue recognized at a point in time	213	189	472
Total revenue, net	$7,173	$6,279	$5,160
The following table presents a summary of revenue by geography for the years ended December 31, 2022, 2021 and 2020:
	Years ended December 31,
	2022	2021	2020
United States	$3,342	$3,425	$3,119
Japan	1,241	1,614	1,630
Germany	1,150	741	155
Other	1,440	499	256
Total revenue	$7,173	$6,279	$5,160

Long-lived assets by geographic area
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use assets, by geographic area as of December 31, 2022, December 31, 2021 and December 31, 2020 as follows (in thousands):
	December 31,
	2022	2021	2020
Canada	$10,953	$11,251	$4,984
United States	474	576	858
Total long-lived assets	$11,427	$11,827	$5,842

Significant customers
The tables below present the significant customers on a percentage of total revenue basis for the three months ended March 31, 2023 and 2022.
	Three months ended March 31,
	2023	2022
Customer A	15%	14%
Customer B	13%	13%

The tables below present the significant customers on a percentage of total revenue basis for the years ended December 31, 2022, 2021 and 2020.
	Years ended December 31,
	2022	2021	2020
Customer A	14%	15%	22%
Customer B	12%	13%	17%
Customer C	11%	12%	10%